Schedule of property and equipment estimated useful lives (Details)	Jun. 30, 2025
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Renovations [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Operating Lease Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years